Risk Mangement and Use of Derivatives Financial Instruments (OCI) (Details) (Cash Flow Hedging [Member], Other Comprehensive Income (Loss) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedging [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (3,564)	$ (45)	$ (243)